CALVERT IMPACT FUND, INC.

1825 Connecticut Ave. NW, Suite 400

Washington, DC 20009

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Impact Fund, Inc. (the “Registrant”) (1933 Act File No. 333-44064) certifies (a) that the forms of prospectuses dated February 1, 2020 used with respect to the following series of the Registrant do not differ from those contained in Post-Effective Amendment No. 63 (“Amendment No. 63”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 63 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-20-000094) on January 28, 2020:

Calvert Green Bond Fund

Calvert Global Energy Solutions Fund

Calvert Global Water Fund

Calvert Small Cap Fund

CALVERT IMPACT FUND, INC.

By:	/s/ Maureen A. Gemma
Maureen A. Gemma
Secretary

Date: February 12, 2020